Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2013
Land use rights
Finite-Lived Intangible Assets
Useful life	50 years
Production license
Finite-Lived Intangible Assets
Useful life	5 years
Production license renewal term	5 years
Remaining useful life	3 years 8 months 12 days